Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Current assets:
Cash	$ 603,256			$ 7,838				$ 19,486
Total current assets and total assets	603,256			7,838				19,486
Current liabilities:
Accounts payable and accrued expenses	87,553			70,315				78,174
Total current liabilities and total liabilities	87,553			70,315				78,174
Stockholders’ equity (deficit):
Preferred stock; $0.001 par value; 50,000,000 shares authorized; and no shares issued and outstanding as of December 31, 2020 and March 31, 2020, respectively
Common stock; $0.001 par value; 250,000,000 shares authorized; and 23,838,416 and 22,809,666 shares issued and outstanding as of December 31, 2020 and March 31, 2020, respectively	23,838			22,810				22,688
Additional paid-in capital	2,688,696			1,534,757				1,413,629
Accumulated deficit	(2,196,831)			(1,620,044)				(1,495,005)
Total stockholders’ equity (deficit)	515,703	$ 250,349	$ 318,913	(62,477)	$ (64,495)	$ (27,776)	$ (82,391)	(58,688)	$ (3,505)
Total liabilities and stockholders’ equity (deficit)	$ 603,256			$ 7,838				$ 19,486